AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 12.2%
	AGL Core CLO Ltd.
$1,500,000	Series 2019-2A, Class B, 7.49% (3-Month Term SOFR+216 basis points), 4/20/2032[1,2,3]	$1,500,048
950,000	Series 2020-8A, Class BR, 6.99% (3-Month Term SOFR+166 basis points), 10/20/2032[1,2,3]	943,003
1,000,000	Apidos CLO Series 2020-34A, Class B1R, 7.24% (3-Month Term SOFR+191 basis points), 1/20/2035[1,2,3]	988,822
	Ares CLO Ltd.
2,000,000	Series 2016-39A, Class A2R2, 6.97% (3-Month Term SOFR+166 basis points), 4/18/2031[1,2,3]	1,966,626
428,570	Series 2020-58A, Class XR, 6.06% (3-Month Term SOFR+75 basis points), 1/15/2035[1,2,3]	428,381
	Atalaya Equipment Leasing Trust
202,195	Series 2021-1A, Class A2, 1.23%, 5/15/2026[1,3]	199,188
234,800	Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	223,631
1,268,000	Balboa Bay Loan Funding Ltd. Series 2020-1A, Class BR, 7.24% (3-Month Term SOFR+191 basis points), 1/20/2032[1,2,3]	1,254,288
1,750,000	BlueMountain CLO Ltd. Series 2018-23A, Class A2, 7.04% (3-Month Term SOFR+171 basis points), 10/20/2031[1,2,3]	1,739,418
370,703	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	348,086
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 7.67% (3-Month Term SOFR+237 basis points), 1/15/2031[1,2,3]	600,254
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	10,791
349,951	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	326,522
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	1,863,654
500,000	Crown City CLO Series 2021-1A, Class X, 6.34% (3-Month Term SOFR+101 basis points), 7/20/2034[1,2,3]	499,945
314,761	Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027[1]	311,060
300,000	Dryden CLO Ltd. Series 2019-72A, Class XR, 6.53% (3-Month Term SOFR+116 basis points), 5/15/2032[1,2,3]	299,688
1,500,000	Eaton Vance CLO Ltd. Series 2020-1A, Class BR, 7.22% (3-Month Term SOFR+191 basis points), 10/15/2034[1,2,3]	1,481,874
	Exeter Automobile Receivables Trust
157,986	Series 2019-2A, Class D, 3.71%, 3/17/2025[1,3]	157,381
695,084	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	682,782
1,575,000	FirstKey Homes Trust Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,473,170

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,750,000	GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A, Class X, 7.12% (3-Month Term SOFR+180 basis points), 1/20/2035[1,2,3]	$1,749,054
224,484	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	199,278
60,965	Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026[1,3]	58,609
1,500,000	Mariner CLO LLC Series 2016-3A, Class BR2, 7.11% (3-Month Term SOFR+176 basis points), 7/23/2029[1,2,3]	1,494,583
826,539	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	777,084
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,723,400
581,506	NewRez Warehouse Securitization Trust Series 2021-1, Class D, 6.83% (1-Month Term SOFR+152 basis points), 5/25/2055[1,2,3]	577,741
800,000	Oaktree CLO Ltd. Series 2019-3A, Class BR, 7.34% (3-Month Term SOFR+201 basis points), 10/20/2034[1,2,3]	786,043
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 7.62% (3-Month Term SOFR+227 basis points), 5/15/2032[1,2,3]	998,476
2,000,000	Series 2019-2A, Class A2R, 7.27% (3-Month Term SOFR+196 basis points), 10/15/2034[1,2,3]	1,978,269
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 7.02% (3-Month Term SOFR+171 basis points), 10/15/2030[1,2,3]	1,475,992
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 7.46% (3-Month Term SOFR+211 basis points), 10/25/2031[1,2,3]	994,795
141,082	Santander Consumer Auto Receivables Trust Series 2021-BA, Class B, 1.45%, 10/16/2028[1,3]	139,675
769,794	Santander Drive Auto Receivables Trust Series 2020-3, Class D, 1.64%, 11/16/2026[1]	752,951
	Signal Peak CLO Ltd.
689,520	Series 2015-1A, Class AR2, 6.57% (3-Month Term SOFR+124 basis points), 4/20/2029[1,2,3]	688,844
1,000,000	Series 2019-1A, Class B, 7.63% (3-Month Term SOFR+227 basis points), 4/30/2032[1,2,3]	1,000,105
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	443,003
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	484,065
1,161,888	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,055,710
366,664	TICP CLO Ltd. Series 2018-12A, Class X, 6.22% (3-Month Term SOFR+91 basis points), 7/15/2034[1,2,3]	366,556

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Tricon American Homes Trust Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	$1,932,032
1,500,000	Venture 36 CLO Ltd. Series 2019-36A, Class A2R, 6.99% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,475,640
	Vibrant CLO Ltd.
1,100,000	Series 2017-6A, Class BR, 7.29% (3-Month Term SOFR+189 basis points), 6/20/2029[1,2,3]	1,095,839
2,000,000	Series 2019-11A, Class A2R, 7.29% (3-Month Term SOFR+196 basis points), 7/20/2032[1,2,3]	1,966,467
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 7.33% (3-Month Term SOFR+201 basis points), 7/19/2028[1,2,3]	996,895
1,300,000	Series 2018-4A, Class A2AR, 6.97% (3-Month Term SOFR+166 basis points), 1/15/2032[1,2,3]	1,286,868
	Westlake Automobile Receivables Trust
128,243	Series 2020-1A, Class D, 2.80%, 6/16/2025[1,3]	127,508
706,144	Series 2021-1A, Class C, 0.95%, 3/16/2026[1,3]	695,844
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,194,341
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,696,534
	TOTAL ASSET-BACKED SECURITIES
	(Cost $49,321,633)	47,510,813
	BANK LOANS — 4.7%
1,609,238	1011778 BC ULC 7.57% (1-Month Term SOFR+225 basis points), 9/21/2030[1,2,4]	1,605,054
1,021,250	AAdvantage Loyalty IP Ltd. 10.34% (3-Month Term SOFR+475 basis points), 4/20/2028[1,2,4,5]	1,053,869
646,108	Aramark Services, Inc. 7.94% (1-Month Term SOFR+250 basis points), 6/22/2030[1,2]	646,512
1,342,612	Charter Communications Operating LLC 6.56% (1-Month Term SOFR+175 basis points), 4/30/2025[1,2,5]	1,345,129
1,725,254	CSC Holdings LLC 7.70% (1-Month Term SOFR+225 basis points), 7/17/2025[1,2,5]	1,676,464
199,664	DT Midstream, Inc. 7.35% (1-Month Term SOFR+125 basis points), 6/10/2028[1,2,5]	200,454
1,100,912	Energizer Holdings, Inc. 7.69% (1-Month Term SOFR+225 basis points), 12/22/2027[1,2,5]	1,100,086
1,501,163	Hilton Worldwide Finance LLC 7.17% (3-Month Term SOFR+175 basis points), 6/21/2026[1,2,5]	1,502,364
597,906	ICON Luxembourg Sarl 7.75% (3-Month Term SOFR+225 basis points), 7/1/2028[1,2,4,5]	598,414
1,462,140	LPL Holdings, Inc. 7.18% (1-Month Term SOFR+175 basis points), 11/12/2026[1,2,5]	1,466,446
957,750	Mileage Plus Holdings LLC 10.80% (3-Month USD Libor+525 basis points), 6/20/2027[1,2,5]	996,496
941,780	PetSmart LLC 9.18% (1-Month Term SOFR+375 basis points), 2/12/2028[1,2,5]	940,348

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$137,211	PRA Health Sciences, Inc. 7.75% (3-Month Term SOFR+225 basis points), 7/1/2028[1,2,5]	$137,328
1,266,339	SBA Senior Finance II LLC 7.19% (1-Month USD Libor+175 basis points), 4/11/2025[1,2,5]	1,267,352
1,280,055	SkyMiles IP Ltd. 8.56% (1-Month Term SOFR+375 basis points), 10/20/2027[1,2,4,5]	1,326,860
446,608	United Airlines, Inc. 8.57% (3-Month USD Libor+375 basis points), 4/21/2028[1,2,5]	448,004
998,000	Virgin Media Bristol LLC 7.95% (1-Month Term SOFR+250 basis points), 1/31/2028[1,2,5]	972,117
1,152,021	Vistra Operations Co. LLC 0.00% (1-Month Term SOFR+175 basis points), 12/31/2025[1,2,5]	1,152,920
	TOTAL BANK LOANS
	(Cost $18,375,044)	18,436,217
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.7%
	Angel Oak Mortgage Trust
319,400	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,6]	304,611
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,6]	1,560,396
147,135	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,6]	140,676
226,934	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,6]	210,896
1,332,800	Series 2020-3, Class B2, 5.35%, 4/25/2065[1,3,6]	1,119,629
427,414	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,6]	393,129
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,6]	643,428
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,6]	1,075,023
	BRAVO Residential Funding Trust
276,184	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,6]	249,617
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,6]	1,012,068
	Citigroup Mortgage Loan Trust, Inc.
708,497	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	647,457
94,626	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,6]	89,928
1,392,995	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,6]	1,058,395
995,053	CSMC Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,6]	696,203
	Deephaven Residential Mortgage Trust
944,895	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,6]	788,104
934,956	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,6]	770,115
500,826	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,6]	408,002
856,056	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,6]	740,476
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,6]	1,745,386
123,100	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,6]	110,009
287,030	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,6]	232,990
213,971	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,6]	193,402

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,220,588	GCAT Trust Series 2021-NQM5, Class A2, 1.42%, 7/25/2066[1,3,6]	$931,146
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.76%, 6/25/2056[1,3,6]	1,154,379
	New Residential Mortgage Loan Trust
102,609	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,6]	92,321
205,219	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,6]	184,404
1,492,337	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,6]	1,185,930
	Residential Mortgage Loan Trust
30,207	Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,6]	29,798
77,848	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,6]	74,726
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,6]	2,124,712
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,6]	682,998
158,485	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,6]	142,999
	SG Residential Mortgage Trust
154,520	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,6]	149,841
159,931	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,6]	155,186
1,075,133	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,6]	821,897
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,6]	1,114,126
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,6]	923,428
	Spruce Hill Mortgage Loan Trust
18,445	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,6]	18,252
47,298	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,6]	46,801
	Starwood Mortgage Residential Trust
856,466	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,6]	702,238
447,741	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,6]	367,325
518,463	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,6]	448,021
817,334	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,6]	682,538
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $31,872,093)	26,223,006
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.7%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.23%, 4/14/2033[1,3,6,7]	14,256
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.16%, 11/5/2036[1,3,6]	780,318
1,500,000	BFLD Trust Series 2020-EYP, Class D, 8.40% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3]	706,109
	BX Trust
904,245	Series 2021-MFM1, Class D, 6.95% (1-Month Term SOFR+161 basis points), 1/15/2034[2,3]	882,652
1,200,000	Series 2021-LBA, Class FJV, 7.85% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,120,655

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$948,972	Series 2021-LBA, Class FV, 7.85% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	$886,225
800,000	Series 2021-VOLT, Class F, 7.85% (1-Month Term SOFR+252 basis points), 9/15/2036[2,3]	751,297
1,500,000	Series 2021-LGCY, Class F, 7.39% (1-Month Term SOFR+206 basis points), 10/15/2036[2,3]	1,411,065
1,700,000	Series 2019-XL, Class G, 7.75% (1-Month Term SOFR+241 basis points), 10/15/2036[2,3]	1,672,025
1,500,000	Series 2021-PAC, Class F, 7.84% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,422,829
1,050,000	Series 2020-VKNG, Class E, 7.55% (1-Month Term SOFR+221 basis points), 10/15/2037[2,3]	1,021,278
1,058,160	Series 2021-VINO, Class E, 7.40% (1-Month Term SOFR+207 basis points), 5/15/2038[2,3]	1,002,684
1,485,448	Series 2021-SOAR, Class F, 7.80% (1-Month Term SOFR+246 basis points), 6/15/2038[2,3]	1,419,706
1,172,895	Series 2021-XL2, Class F, 7.69% (1-Month Term SOFR+236 basis points), 10/15/2038[2,3]	1,116,214
891,076	Series 2022-LP2, Class E, 7.94% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	850,903
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 7.93% (1-Month Term SOFR+260 basis points), 12/15/2037[2,3]	581,504
180,231	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.85%, 5/15/2052[1]	178,533
2,291,852	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.14%, 1/10/2048[1,6,7]	40,589
1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 8.21% (1-Month Term SOFR+288 basis points), 11/15/2037[2,3]	1,948,676
	COMM Mortgage Trust
760,991	Series 2014-CR19, Class XA, 1.08%, 8/10/2047[1,6,7]	4,170
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,417,805
	CSMC Trust
7,170,610	Series 2020-NET, Class X, 1.38%, 8/15/2037[3,6]	133,904
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,259,835
2,376,219	Extended Stay America Trust Series 2021-ESH, Class C, 7.15% (1-Month Term SOFR+181 basis points), 7/15/2038[2,3]	2,340,819
7,033,524	Fannie Mae-Aces Series 2014-M8, Class X2, 0.39%, 6/25/2024[6,7]	1,864
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,149,346	Series K044, Class X1, 0.86%, 1/25/2025[1,6,7]	32,730
900,000	Series K043, Class X3, 1.69%, 2/25/2043[1,6,7]	17,853
2,900,000	Series K046, Class X3, 1.56%, 4/25/2043[1,6,7]	52,452
900,000	Series K050, Class X3, 1.61%, 10/25/2043[1,6,7]	24,930
1,100,000	Series K052, Class X3, 1.67%, 1/25/2044[1,6,7]	35,662

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,721,882	Series K097, Class X3, 2.09%, 9/25/2046[1,6,7]	$159,953
	Government National Mortgage Association
2,248,432	Series 2013-139, Class IO, 0.32%, 10/16/2054[1,6,7]	45,875
241,137	Series 2013-175, Class IO, 0.17%, 5/16/2055[1,6,7]	641
153,248	Series 2014-120, Class IO, 0.47%, 4/16/2056[1,6,7]	1,493
2,278,406	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,6,7]	74,240
3,219,488	Series 2017-169, Class IO, 0.58%, 1/16/2060[1,6,7]	98,996
2,142,020	Series 2018-41, Class IO, 0.60%, 5/16/2060[1,6,7]	72,443
3,492,941	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,6,7]	140,605
1,080,658	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,6,7]	55,015
17,270,789	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,6,7]	700,690
1,474,455	Life Mortgage Trust Series 2021-BMR, Class F, 7.80% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,409,035
553,495	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.05% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	536,835
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class AS, 4.48%, 10/15/2046[1,6]	1,993,470
1,500,000	MTN Commercial Mortgage Trust Series 2022-LPFL, Class E, 9.63% (1-Month Term SOFR+429 basis points), 3/15/2039[2,3]	1,418,381
1,388,685	OPG Trust Series 2021-PORT, Class F, 7.39% (1-Month Term SOFR+206 basis points), 10/15/2036[2,3]	1,325,061
1,500,000	SMRT Series 2022-MINI, Class E, 8.03% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,420,059
1,400,000	SREIT Trust Series 2021-MFP, Class F, 8.07% (1-Month Term SOFR+274 basis points), 11/15/2038[2,3]	1,353,269
12,017,217	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.14%, 12/15/2052[1,6,7]	486,505
2,136,127	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.90%, 9/15/2058[1,6,7]	24,414
	WFRBS Commercial Mortgage Trust
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,469,320
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	945,107
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	780,553
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.80%, 8/15/2047[1,6,7]	16,701
6,400,000	Series 2014-C22, Class XB, 0.49%, 9/15/2057[1,6,7]	18,899
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $40,347,908)	37,677,102

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 43.6%
	COMMUNICATIONS — 2.2%
$569,000	Level 3 Financing, Inc. 4.62%, 9/15/2027[1,3]	$402,996
2,565,000	NBN Co., Ltd. 0.88%, 10/8/2024[1,3,4]	2,436,691
500,000	Netflix, Inc. 4.38%, 11/15/2026	482,207
2,140,000	NTT Finance Corp. 0.58%, 3/1/2024[3,4]	2,093,682
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,386,472
2,000,000	Warnermedia Holdings, Inc. 3.53%, 3/15/2024[1]	1,972,276
		8,774,324
	CONSUMER DISCRETIONARY — 5.0%
750,000	AMN Healthcare, Inc. 4.62%, 10/1/2027[1,3]	677,813
1,430,000	Aptiv PLC / Aptiv Corp. 2.40%, 2/18/2025[1,4]	1,360,688
	BMW U.S. Capital LLC
1,600,000	5.84% (SOFR Index+53 basis points), 4/1/2024[2,3]	1,601,000
2,000,000	5.70% (SOFR Index+38 basis points), 8/12/2024[2,3]	1,998,392
3,500,000	ERAC USA Finance LLC 2.70%, 11/1/2023[1,3]	3,490,567
1,200,000	Ford Motor Credit Co. LLC 3.38%, 11/13/2025[1]	1,115,292
2,000,000	General Motors Financial Co., Inc. 5.93% (SOFR Rate+62 basis points), 10/15/2024[2]	1,993,918
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	491,272
3,000,000	Hyundai Capital America 1.00%, 9/17/2024[3]	2,857,830
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,4]	1,399,625
480,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	476,712
1,640,000	Toyota Motor Credit Corp. 5.60% (SOFR Rate+29 basis points), 9/13/2024[2]	1,637,058
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	443,858
		19,544,025
	CONSUMER STAPLES — 0.6%
1,000,000	7-Eleven, Inc. 0.80%, 2/10/2024[1,3]	980,415
400,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/2026[1,3]	370,513

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$1,000,000	General Mills, Inc. 6.58% (3-Month Term SOFR+127 basis points), 10/17/2023[2]	$1,000,263
		2,351,191
	ENERGY — 1.4%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	291,626
529,000	3.95%, 12/1/2026[1]	475,037
859,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	845,213
	DCP Midstream Operating LP
513,000	5.38%, 7/15/2025[1]	506,081
149,000	5.62%, 7/15/2027[1]	146,978
192,000	Devon Energy Corp. 5.25%, 9/15/2024[1]	190,584
	EQT Corp.
382,000	6.12%, 2/1/2025[1]	380,681
777,000	3.13%, 5/15/2026[1,3]	718,918
882,000	PDC Energy, Inc. 5.75%, 5/15/2026[1]	879,795
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	959,711
		5,394,624
	FINANCIALS — 26.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2,000,000	1.15%, 10/29/2023[4]	1,992,414
2,000,000	1.65%, 10/29/2024[1,4]	1,902,858
1,620,000	American Express Co. 6.24% (SOFR Rate+93 basis points), 3/4/2025[1,2]	1,626,606
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,4]	564,766
	Bank of America Corp.
2,000,000	6.01% (SOFR Rate+69 basis points), 4/22/2025[1,2]	1,997,522
2,000,000	3.84% (SOFR Rate+111 basis points), 4/25/2025[1,6]	1,971,712
2,000,000	Bank of New York Mellon Corp. 5.58% (SOFR Rate+26 basis points), 4/26/2024[1,2]	1,997,382
3,000,000	Bank of Nova Scotia 5.73% (SOFR Index+45 basis points), 4/15/2024[2,4]	2,999,130
	Barclays PLC
1,330,000	1.01% (USD 1 Year Tsy+80 basis points), 12/10/2024[1,4,6]	1,315,554
1,000,000	7.32% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,4,6]	1,015,189
1,500,000	Capital One Financial Corp. 4.17% (SOFR Rate+137 basis points), 5/9/2025[1,6]	1,472,465
1,500,000	Charles Schwab Corp. 1.15%, 5/13/2026[1]	1,328,799

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Citigroup, Inc.
$2,000,000	6.00% (SOFR Rate+67 basis points), 5/1/2025[1,2]	$1,996,760
2,000,000	6.00% (SOFR Rate+69 basis points), 1/25/2026[1,2]	1,991,940
2,000,000	5.61% (SOFR Rate+155 basis points), 9/29/2026[1,6]	1,979,852
4,000,000	Cooperatieve Rabobank UA 5.65% (SOFR Index+38 basis points), 1/10/2025[2,4]	3,990,736
2,000,000	Credit Suisse Group A.G. 3.70%, 2/21/2025[4]	1,928,054
2,000,000	Deutsche Bank A.G. 0.90%, 5/28/2024[4]	1,930,146
428,000	Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025[1,3]	420,643
2,000,000	Goldman Sachs Group, Inc. 1.76% (SOFR Rate+73 basis points), 1/24/2025[1,6]	1,968,350
1,120,000	HSBC Holdings PLC 5.90% (SOFR Rate+58 basis points), 11/22/2024[1,2,4]	1,119,870
1,110,000	Huntington National Bank 4.01% (SOFR Rate+120 basis points), 5/16/2025[1,6]	1,082,031
3,000,000	ING Groep N.V. 6.95% (SOFR Index+164 basis points), 3/28/2026[1,2,4]	3,026,802
3,000,000	JPMorgan Chase & Co. 6.23% (SOFR Rate+92 basis points), 2/24/2026[1,2]	3,003,924
3,000,000	KeyBank N.A. 5.63% (SOFR Index+32 basis points), 6/14/2024[1,2]	2,949,090
2,000,000	Macquarie Bank Ltd. 6.62% (SOFR Rate+131 basis points), 3/21/2025[2,3,4]	2,013,096
2,000,000	Macquarie Group Ltd. 6.00% (SOFR Rate+71 basis points), 10/14/2025[1,2,3,4]	1,988,840
2,000,000	MassMutual Global Funding II 5.57% (SOFR Rate+27 basis points), 10/21/2024[2,3]	1,995,848
3,000,000	Metropolitan Life Global Funding I 5.61% (SOFR Rate+30 basis points), 9/27/2024[2,3]	2,995,854
1,500,000	Mitsubishi UFJ Financial Group, Inc. 5.06% (USD 1 Year Tsy+155 basis points), 9/12/2025[1,4,6]	1,483,722
	Morgan Stanley
3,000,000	5.95% (SOFR Rate+62 basis points), 1/24/2025[1,2]	2,994,558
2,000,000	1.16% (SOFR Rate+56 basis points), 10/21/2025[1,6]	1,888,024
2,000,000	6.27% (SOFR Rate+95 basis points), 2/18/2026[1,2]	2,001,992
1,014,000	MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/2027[1]	785,675
1,765,000	National Bank of Canada 5.80% (SOFR Rate+49 basis points), 8/6/2024[2,4]	1,757,631
1,000,000	NatWest Markets PLC 6.76% (SOFR Rate+145 basis points), 3/22/2025[2,3,4]	1,006,421
2,000,000	New York Life Global Funding 5.62% (SOFR Index+33 basis points), 1/14/2025[2,3]	1,997,316

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,200,000	Northwestern Mutual Global Funding 5.64% (SOFR Rate+33 basis points), 3/25/2024[2,3]	$1,199,971
371,000	OneMain Finance Corp. 3.50%, 1/15/2027[1]	317,669
940,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 5.75%, 5/24/2026[1,3]	926,262
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	635,786
5,000,000	Royal Bank of Canada 5.69% (SOFR Index+36 basis points), 7/29/2024[2,4]	4,994,315
727,000	SLM Corp. 4.20%, 10/29/2025[1]	680,261
	Standard Chartered PLC
1,500,000	0.99% (USD 1 Year Tsy+78 basis points), 1/12/2025[1,3,4,6]	1,475,173
2,000,000	6.25% (SOFR Rate+93 basis points), 11/23/2025[1,2,3,4]	1,992,378
2,000,000	Toronto-Dominion Bank 5.68% (SOFR Rate+41 basis points), 1/10/2025[2,4]	1,989,222
3,000,000	Truist Bank 5.49% (SOFR Rate+20 basis points), 1/17/2024[1,2]	2,990,205
3,000,000	Truist Financial Corp. 5.71% (SOFR Rate+40 basis points), 6/9/2025[1,2]	2,933,364
5,000,000	UBS A.G. 5.68% (SOFR Rate+36 basis points), 2/9/2024[2,3,4]	5,000,600
	VICI Properties LP / VICI Note Co., Inc.
1,000,000	5.63%, 5/1/2024[1,3]	993,638
888,000	3.50%, 2/15/2025[1,3]	849,628
800,000	4.25%, 12/1/2026[1,3]	745,491
2,000,000	Wells Fargo & Co. 3.91% (SOFR Rate+132 basis points), 4/25/2026[1,6]	1,927,476
3,000,000	Westpac Banking Corp. 5.62% (SOFR Rate+30 basis points), 11/18/2024[2,4]	2,991,120
		103,124,131
	HEALTH CARE — 1.5%
835,000	Astrazeneca Finance LLC 0.70%, 5/28/2024[1]	807,921
1,500,000	Bayer U.S. Finance II LLC 3.88%, 12/15/2023[1,3]	1,493,697
2,100,000	Cigna Corp. 0.61%, 3/15/2024[1]	2,049,600
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	487,527
1,000,000	5.00%, 5/15/2027[1,3]	942,601
		5,781,346

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS — 4.2%
$913,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.12%, 8/15/2026[1,3,4]	$834,804
3,000,000	Boeing Co. 1.43%, 2/4/2024[1]	2,952,273
2,000,000	Caterpillar Financial Services Corp. 5.57% (SOFR Rate+25 basis points), 5/17/2024[2]	1,999,810
	Daimler Trucks Finance North America LLC
3,000,000	5.91% (SOFR Rate+60 basis points), 12/14/2023[2,3]	3,001,041
2,000,000	6.06% (SOFR Rate+75 basis points), 12/13/2024[2,3]	1,997,062
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	512,517
2,737,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 2.70%, 11/1/2024[1,3]	2,634,672
2,460,000	Siemens Financieringsmaatschappij N.V. 5.74% (SOFR Rate+43 basis points), 3/11/2024[2,3,4]	2,462,155
		16,394,334
	MATERIALS — 0.6%
309,000	Cleveland-Cliffs, Inc. 6.75%, 3/15/2026[1,3]	308,065
1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	1,650,458
536,000	SNF Group S.A. 3.13%, 3/15/2027[1,3,4]	474,420
		2,432,943
	TECHNOLOGY — 0.8%
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 10/2/2023[1]	1,000,000
2,000,000	1.45%, 4/1/2024[1]	1,955,526
		2,955,526
	UTILITIES — 0.8%
182,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	176,074
1,100,000	Entergy Louisiana LLC 0.95%, 10/1/2024[1]	1,048,694
1,905,000	Florida Power & Light Co. 5.66% (SOFR Index+38 basis points), 1/12/2024[1,2]	1,904,706
		3,129,474
	TOTAL CORPORATE BONDS
	(Cost $173,073,745)	169,881,918
	U.S. GOVERNMENT AND AGENCIES — 15.1%
	United States Treasury Note
5,000,000	2.75%, 11/15/2023	4,983,600

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$5,000,000	0.88%, 1/31/2024	$4,925,585
10,000,000	2.25%, 3/31/2024	9,842,970
10,000,000	0.25%, 5/15/2024	9,682,420
10,000,000	3.25%, 8/31/2024	9,799,610
10,000,000	2.75%, 2/28/2025	9,656,250
10,000,000	3.50%, 9/15/2025	9,707,420
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $59,329,710)	58,597,855

Number of Shares
	SHORT-TERM INVESTMENTS — 7.6%
29,679,685	Goldman Sachs Financial Square Government Fund - Institutional Class 5.16%[8]	29,679,685
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $29,679,685)	29,679,685
	TOTAL INVESTMENTS — 99.6%
	(Cost $401,999,818)	388,006,596
	Other Assets in Excess of Liabilities — 0.4%	1,674,284
	TOTAL NET ASSETS — 100.0%	$389,680,880

LLC – Limited Liability Company
LP – Limited Partnership
ULC – Unlimited Liability Corporation
IO – Interest Only
MTN – Medium Term Note
PLC – Public Limited Company

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $166,126,547, which represents 42.6% of total net assets of the Fund.
[4]Foreign security denominated in U.S. Dollars.
[5]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[6]Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
[7]Interest-only security.
[8]The rate is the annualized seven-day yield at period end.